Warrant Liabilities - Schedule of the Outstanding Warrants (Details) - Warrants [member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of the Outstanding Warrants [Line Items]
Number of warrants,Outstanding Beginning	35,105,390	19,152,797
Outstanding Beginning, Weighted Average Exercise Price	$ 2.83	$ 4.21
Number of warrants, Granted		25,222,223
Weighted average exercise price, Granted		$ 1.18
Number of warrants, Exercised	(5,111,111)	(9,269,630)
Weighted average exercise price, Exercised	$ 1.17	$ 1.18
Number of warrants, Expired	(19,152,797)
Weighted average exercise price, Expired	$ 4.21
Number of warrants, Outstanding Ending	10,841,482	35,105,390
Outstanding ending, Weighted Average Exercise Price	$ 1.17	$ 2.83